SHARE-BASED COMPENSATION - Nonvested Restricted Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 03, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Kaixin Auto Group 2021 Plan
Weighted average fair value per ordinary shares at the granted dates
Weighted average period for unrecognized compensation cost		10 months 28 days
Restricted Stock | Kaixin Auto 2019 Plan
Number of nonvested restricted shares
Granted	2,183,828
Restricted Stock | Kaixin Auto Group 2021 Plan
Number of nonvested restricted shares
Balance at the beginning of period		1,157,990
Granted		25,716,778
Vested		21,192,624
Forfeited		240,514
Balance at the end of period		5,441,630	1,157,990
Weighted average fair value per ordinary shares at the granted dates
Balance at the beginning of period		$ 3.36
Granted		2.55
Vested		2.59
Forfeited		3.80
Balance at the end of period		$ 2.55	$ 3.36
Total unrecognized compensation cost		$ 11,697
Weighted average period for unrecognized compensation cost		1 year 6 months 10 days
Total fair value of shares vested		$ 38,669	$ 0	$ 0